Leases - Summary of Development In Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text block [abstract]
Beginning of period	€ 91,975	€ 36,619
Payment of principal portion of liabilities	(6,429)	(4,781)
Payment of interest	(1,326)	(1,209)
Additions	10,812	64,582
Accretion of interest	3,396	1,617	€ 1,014
Foreign exchange adjustment	6,533	(4,853)
End of period	€ 104,961	€ 91,975	€ 36,619